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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                       This Amendment (Check only one.):
                             [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Jonathan Savitz
                senior managing member of the Reporting Manager
                                 (914) 251-8200






                              /s/ Jonathan Savitz
                            ________________________
                               Purchase, New York
                                August 14, 2009







                                  Report Type:
                              13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       1

                    Form 13 F Information Table Entry Total:

                                       15

                    Form 13 F Information Table Value Total:

                              $120,799 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC


                                                    FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2           COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
                                                              VALUE   SHARES/     SH/   PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT     PRN   CALL  DSCRETN  MANAGERS SOLE   SHARED  NONE
----------------------------   --------------    ---------  --------  -------     ---   ----  -------  -------- ------  ------  ---

ARBINET THEXCHANGE INC COM     COM               03875P100    1,696   974,960     SH           OTHER      1     974,960
CRYSTALLEX INTL CORP COM       COM               22942F101    1,560   6,000,000   SH           OTHER      1     6,000,000
DDI CORP                       COM 0.0001 NEW    233162502    3,350   739,587     SH           OTHER      1     739,587
GOLD RESV INC                  NOTE 5.500% 6/1   38068NAB4   15,428   30,550,000  PRN          OTHER      1     30,550,000
HANGER ORTHOPEDIC GROUP INC    COM NEW           41043F208    7,790   573,205     SH           OTHER      1     573,205
IPCS INC                       COM NEW           44980Y305   17,200   1,149,724   SH           OTHER      1     1,149,724
NAVIOS MARITIME ACQUIS CORP    SHS               Y62159101    2,152   229,926     SH           OTHER      1     229,926
NAVIOS MARITIME ACQUIS CORP    *W EXP 06/25/201  Y62159119      153   318,457     SH    CALL   OTHER      1     318,457
NAVIOS MARITIME ACQUIS CORP    UNIT 99/99/9999   Y62159127      100   10,829      SH           OTHER      1     10,829
NAVIOS MARITIME HOLDINGS INC   COM               Y62196103    5,088   1,202,769   SH           OTHER      1     1,202,769
NAVISTAR INTL CORP             NEW COM           63934E108   19,181   371,116     SH           OTHER      1     371,116
PARTICLE DRILLING TECHNOLOGI   COM DELETED       70212G101       42   2,993,938   SH           OTHER      1     2,993,938
PINNACLE AIRL CORP             NOTE 3.250% 2/1   723443AB3   43,015   51,825,000  PRN          OTHER      1     51,825,000
PROTECTION ONE INC             COM NEW           743663403    3,921   916,006     SH           OTHER      1     916,006
VANTAGE DRILLING COMPANY       *W EXP 05/24/201  G93205121      123   765,964     SH    CALL   OTHER      1     765,964